Shareholder Fees - Global Equity	Jan. 28, 2021 USD ($)
Institutional
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	none
Redemption Fee	none
Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	none
Redemption Fee	none
Class II
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	none
Redemption Fee	none